CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 1,965	$ 2,254	$ 3,909	$ 4,541	$ 8,678	$ 11,240
Cost of revenue	831	1,060	1,610	2,123	3,130	4,438
Gross profit	1,134	1,194	2,299	2,418	5,548	6,802
Operating expenses:
Sales and marketing	670	2,177	1,689	4,359	7,548	14,093
General and administrative	2,119	2,445	3,991	6,667	10,324	17,250
Research and development	399	581	883	1,033	2,315	2,537
Gain on disposal of assets, net		(33)		(33)	(33)	529
Total operating expenses	3,188	5,170	6,563	12,026	20,931	53,153
Impairment of long-lived assets					777	18,744
Operating loss	(2,054)	(3,976)	(4,264)	(9,608)	(15,383)	(46,351)
Other expense (income), net:
Interest income, net	(4)	(9)	(13)	(4)	(26)	113
Gain on changes in fair value of liability warrants	2	(472)	(18)	(3,438)	(3,878)
Gain on extinguishment of debt	(429)		(429)
Loss (gain) on foreign currency exchange, net	16		40	(21)	(22)	141
Other	(59)	(6)	(84)	(8)	(122)	(11)
Loss before income tax provision	(1,580)	(3,489)	(3,760)	(6,137)	(11,335)	(46,594)
Income tax expense	15	4	28	18	52	(380)
Net loss	$ (1,595)	$ (3,493)	$ (3,788)	$ (6,155)	$ (11,387)	$ (46,214)
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (3.67)	$ (62.34)	$ (9.03)	$ (143.75)	$ (110.87)	$ (6,315.92)
Net loss per share - diluted (in dollars per share)	$ (3.67)	$ (62.34)	$ (9.03)	$ (143.75)	$ (110.87)	$ (6,315.92)
Shares used to compute basic net loss per share (in shares)	434,889	56,030	419,670	42,816	102,707	7,317
Shares used to compute diluted net loss per share (in shares)	434,889	56,030	419,670	42,816	102,707	7,317